32 Operating Costs and Expenses (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating costs and expenses [line items]
Third-party services expense	R$ 558,041
Restated [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense		R$ 526,008	R$ 481,101
Maintenance of electrical system [member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	206,688
Maintenance of electrical system [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense		164,510	144,163
Maintenance of facilities [member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	97,889
Maintenance of facilities [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense		102,295	88,186
Consumer service [member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	54,713
Consumer service [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense		35,548	15,470
Meter reading and bill delivery [member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	48,895
Meter reading and bill delivery [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense		45,515	43,968
Communication processing and transmission of data [member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	42,244
Communication processing and transmission of data [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense		51,919	47,954
Consulting and audit [member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	41,043
Consulting and audit [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense		20,456	40,694
Other services [member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	R$ 66,569
Other services [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense		R$ 105,765	R$ 100,666